Intangible assets, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 959,589	$ 397,744	$ 84,068
Capitalized development cost [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	838,291	361,353	77,119
Net of carrying value	$ 3,443,642	$ 3,468,617	$ 1,852,648